CAPITAL STOCK - Summary of securities issued (Details) (USD $)	1 Months Ended						12 Months Ended		1 Months Ended
	Nov. 29, 2012 Initial Purchase Agreement Series A Warrants Crede CG II, Ltd	Nov. 29, 2012 Initial Purchase Agreement Series B Warrants Crede CG II, Ltd	Nov. 29, 2012 Initial Purchase Agreement Series C Warrants Crede CG II, Ltd	Jul. 19, 2013 Second Purchase Agreement Series A Warrants Crede CG III, Ltd.	Jul. 19, 2013 Second Purchase Agreement Series B Warrants Crede CG III, Ltd.	Jul. 19, 2013 Second Purchase Agreement Series C Warrants Crede CG III, Ltd.	Sep. 30, 2013 Common Stock	Sep. 30, 2012 Common Stock	Nov. 29, 2012 Common Stock Initial Purchase Agreement Crede CG II, Ltd	Jul. 19, 2013 Common Stock Second Purchase Agreement Crede CG III, Ltd.	Nov. 29, 2012 Series A Preferred stock Initial Purchase Agreement Crede CG II, Ltd	Jul. 19, 2013 Series B Preferred stock Second Purchase Agreement Crede CG III, Ltd.
Stockholders' Equity Note [Line Items]
Shares issued (in shares)							21,447,875	44,963,516	10,752,688	10,695,187	5,500	5,500
Share issued (Price per share)									$ 0.1860	$ 0.1870	$ 1,000	$ 1,000
Warrants issued	10,752,688	29,569,862	26,881,720	10,695,187	29,411,764	26,737,967
Warrants issued (Price per unit)	0.2232	0.2232	0.2232	0.2431	0.2431	0.2431